Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Old Westbury Strategic Opportunities Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s goal is to seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2017-10-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the fiscal year ended October 31, 2014, the Fund’s portfolio turnover rate was 82% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	82.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses will not agree to the ratio of expenses to average net assets before expense waivers in the Fund’s Financial Highlights, as the Financial Highlights reflect actual direct operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual expense limitation). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues its investment goal by investing throughout the world in a broad range of equity securities, securities that have equity-like characteristics and fixed-income securities. Investments may include common stocks, preferred stocks, convertible securities, corporate bonds, asset-backed securities, including mortgage-backed obligations, real estate investment trusts (“REITs”), structured notes, depositary receipts, U.S. and non-U.S. Government fixed-income securities, inflation-protected securities such as Treasury Inflation Protected Securities (“TIPS”) and similar bonds issued by governments outside of the U.S., and commodity-linked instruments. The Fund may seek to capture the return potential created by market dislocations. The Fund invests in securities issued by companies of any capitalization size. Securities held by the Fund may be of any maturity or quality, including below investment grade rated securities (sometimes referred to as “junk bonds”) and unrated securities determined by the Adviser or sub-advisers to be of comparable quality. The Fund invests in different types of securities and asset classes to the extent permitted by applicable laws, regulations and orders.

The Fund’s portfolio may include investments in both domestic and foreign securities, including securities issued by companies or governments in emerging market countries. The relative attractiveness of particular currencies may be a factor in the Adviser’s or sub-advisers’ investment decisions with respect to security selection. The Fund also may invest in a variety of derivatives, including among others, futures, options, swap contracts, forward contracts, including forward foreign currency exchange contracts, and other derivative instruments, both to increase return and/or to hedge, or protect, its exposure to, for example, interest rate movements, movements in the commodities or securities markets (including relevant indexes) and currency value fluctuations. In addition, the Fund may invest in private placements and exchange-traded funds (“ETFs”). The Fund may engage in short selling and other investment techniques.

The Adviser employs sub-advisers for some asset classes, or segments of specific asset classes, and allocates the Fund’s portfolio investments on an opportunistic basis intended to achieve attractive relative returns among asset classes and investments. The Adviser’s investment process consists of fundamental research as well as the use of proprietary quantitative models that evaluate a universe of equity securities based on a number of factors which could include valuation, revenues, earnings, capital discipline, financial leverage and volatility.

The Fund seeks to gain exposure to commodities through direct investments in commodities-related instruments, derivatives and other investments and through investments in OWF Strategic Opportunities Fund Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Strategic Opportunities Subsidiary”). The Strategic Opportunities Subsidiary is advised by the Adviser and has the same investment goal as the Fund. In addition, the Strategic Opportunities Subsidiary (like the Fund) will limit its investment in illiquid assets to 15% of its net assets. In this regard, the Fund’s investment in the Strategic Opportunities Subsidiary is considered liquid. The Strategic Opportunities Subsidiary pursues its investment goal by investing in commodities-related instruments, derivatives and other investments. The Strategic Opportunities Subsidiary (unlike the Fund) may invest without limitation in these investments. However, the Strategic Opportunities Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund. The portion of the Fund’s or Strategic Opportunities Subsidiary’s assets exposed to any particular derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial. To the extent of the Fund’s investment in the Strategic Opportunities Subsidiary, it will be subject to the risks associated with the derivatives and other investments in which the Strategic Opportunities Subsidiary invests, which are discussed elsewhere in the Prospectus.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and there is no assurance that the Fund will achieve its investment goal. The Adviser and sub-advisers use the Fund’s principal investment strategies and other investment strategies to seek to achieve the Fund’s investment goal. Investment decisions made by the Adviser and sub-advisers in using these strategies may not produce the returns expected by the Adviser or sub-advisers, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with a similar investment goal. The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. You could lose all or a part of your investment in the Fund.

The following are the principal risks of investing in the Fund. Please see “Additional Information About the Funds” for a detailed discussion of these risks and other factors you should carefully consider before deciding to invest in the Fund.

Non-Diversified Risk—The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund which may cause the Fund to be more volatile.

Stock Market/Company Risk— Stock markets are volatile and can decline significantly in response to issuer, market, economic, political, regulatory, geopolitical, and other conditions. The value of an equity security can decline significantly in response to these conditions.

Smaller Company Risk —Smaller companies may be more vulnerable to market downturns and adverse business or economic events and may be less liquid than securities in larger companies.

Foreign Risk — Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. The risks of foreign investments are increased in emerging markets which may experience hyperinflation and have far lower trading volumes and less liquidity than developed markets. Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

Currency Management Strategies Risk — Currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the Adviser or sub-advisers expects. In addition, currency management strategies, to the extent that they reduce the Fund’s exposure to currency risks, may also reduce the Fund’s ability to benefit from favorable changes in currency exchange rates and, when used for purposes other than hedging, may further increase the Fund’s exposure to foreign investment losses.

Exchange-Traded Funds Risk— Exchange-traded funds or ETFs are subject to many of the same risks associated with individual stocks, including market risk where the market as a whole, or the specific sector in which an ETF invests, may decline.

Real Estate Investment Trusts Risk— Real estate investment trusts or REITs carry risks generally incident to the ownership of real property, as well as additional risks such as limited diversification, poor performance by the manager of the REIT and adverse changes to the tax laws.

Fixed Income Securities Risk— Fixed income securities are subject to a number of risks, including interest rate risk, credit risk, and the risks associated with a lack of liquidity in the fixed income market. In addition, the value of fixed income securities is subject to volatility and losses resulting from changes or perceived changes in economic conditions, particularly during times of unusual or adverse market or political events. Certain types of fixed income securities may be more sensitive to such conditions.

Developing Market CountriesRisk — The Fund’s investments in developing market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets.

Interest Rate Risk — Interest rate risk is the risk of losses attributable to changes in interest rates. In general, when interest rates rise, debt security prices tend to fall. The opposite is also generally true: debt security prices tend to rise when interest rates fall. In general, securities with longer maturities are more sensitive to these interest rate changes.

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

High-Yield, Lower-Grade Debt Securities Risk — High-yield and lower-grade debt securities (sometimes referred to as “junk bonds”) are high risk investments and may cause principal and investment losses to the Fund to a greater extent than investment grade debt securities. Such debt securities may be considered to be speculative and may be more vulnerable to the risks associated with fixed income securities, particularly price volatility and market conditions attributable to adverse economic or political developments.

U.S. Government Obligations Risk — U.S. Government securities that are not direct obligations of the U.S. Treasury have more credit risk than securities directly supported by the full faith and credit of the U.S. Government.

Mortgage-Backed and Asset-Backed Securities Risk — Securities representing interests in “pools” of mortgages or other assets are subject to various risks, including prepayment and contraction risk, risk of default of the underlying mortgage or assets, and delinquencies and losses of the underlying mortgage or assets. Additionally, political risks and legal developments may adversely affect the value and liquidity of these securities.

Municipal Securities Risk— Prices of municipal securities rise and fall in response to interest rate changes and local political and economic factors may adversely affect the value and liquidity of these securities.

Convertible Securities Risk— Convertible securities are subject to interest rate risk, the risk that the issuer will not be able to pay interest or dividend when due, the risk that their market value may change based on changes to the issuer’s credit ratings or the market’s perception of the issuer’s creditworthiness, and the risk that their value may not increase or decrease as rapidly as the underlying common stock.

Derivatives Risk —Derivatives are subject to a number of risks, including changes in the market price of the underlying security, currency, index or instrument, credit risk with respect to the counterparty to the derivative instruments and the risk of loss due to changes in interest rates or volatility. The use of certain derivatives may also have a leveraging effect, which may increase the Fund’s sensitivity to adverse market movements and may exaggerate a loss.

Structured Notes Risk —Investing in structured notes is subject to certain risks, including credit risk and the normal risks of price changes in response to changes in interest rates.

Commodities Risk — The value of commodities may be affected by, among other things, changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. The operations and financial performance of companies in the agricultural, natural resources and related industries may be directly affected by commodity prices. This risk is exacerbated for those companies that own the underlying commodity.

Inflation-Protected Securities Risk— The value of an inflation-protected debt security generally will fall when real interest rates rise.

Restricted Securities Risk — Restricted securities carry the risk that few potential purchasers for such securities may exist.

Short Sales Risk —Short sales involve the risk that losses may be exaggerated, potentially causing the Fund to lose more money than the actual cost of the investment.

Certain Tax Risk —Historically, the Internal Revenue Service (“IRS”) has issued private letter rulings in which the IRS specifically concluded that income and gains from investments in a wholly-owned foreign subsidiary that invests in commodity-linked instruments are “qualifying income” for purposes of compliance with Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Strategic Opportunities Fund has not received such a private letter ruling, and is not able to rely on private letter rulings issued to other taxpayers. Based on the principles underlying the private letter ruling issued to other taxpayers, the Fund seeks to gain exposure to the commodity markets through investments in the Strategic Opportunities Subsidiary. However, the IRS has suspended the granting of such private letter rulings, pending review of its position on this matter. The tax treatment of the Fund’s investments in the Strategic Opportunities Subsidiary may be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS that could affect whether income derived from such investments is “qualifying income” under Subchapter M of the Code, or otherwise affect the character, timing and/or amount of the Fund’s taxable income or any gains and distributions made by the Fund. Additionally, the tax treatment and characterization of the Fund’s distribution may vary significantly from time to time because of the varied nature of the Fund’s investments. The Strategic Opportunities Subsidiary is treated as a “controlled foreign corporation” and the Fund is treated as a “U.S. shareholder” of the Strategic Opportunities Subsidiary for U.S. federal income tax purposes. As a result, the Fund is required to currently include in gross income for U.S. federal income tax purposes all of the Strategic Opportunities Subsidiary’s “Subpart F income,” whether or not such income is distributed by the Strategic Opportunities Subsidiary, and there will be a corresponding adjustment to the Fund’s tax basis in the subsidiary. This reporting disparity may give rise to differences when calculating distributable earnings or deficits under U.S. GAAP and U.S. federal income tax rules, and such differences could be material.

Loan Participations and Assignments Risk — Loan participations and assignments of portions of loans involve special types of risk, including credit risk, interest rate risk, liquidity risk and the risks of being a lender.

Multi-Style Management Risk —Because certain portions of the Fund’s assets are managed by different portfolio managers using different styles, the Fund could experience overlapping investments.

Subsidiary Risk —Because the Fund will invest a portion of its assets in the Strategic Opportunities Subsidiary, which may hold commodities-related instruments, derivatives and other investments described in this Prospectus, the Fund will be indirectly exposed to the risks associated with the Strategic Opportunities Subsidiary’s investments. The Strategic Opportunities Subsidiary generally is subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund; however, the Strategic Opportunities Subsidiary (unlike the Fund) may invest without limitation in commodities-related instruments, derivatives and other investments.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose all or a part of your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund which may cause the Fund to be more volatile.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table shown below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by comparing the Fund’s performance to a broad-based securities index, the S&P Global Broad Market Index (Net). The Fund also compares its performance to a blended benchmark, as a secondary benchmark, consisting of a 60% weighting in the S&P Global Broad Market Index (Net) and a 40% weighting in the Bank of America Merrill Lynch 1-10 Year AAA-A US Corporate & Government Index (Net) (the “Blended Index”). The Net version of each index reflects no deductions for fees, expenses or income taxes. Fund performance reflects fees, waivers and/or expense reimbursements and reinvestment of distributions, if any. Without waivers/reimbursements, performance would be lower.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table shown below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by comparing the Fund’s performance to a broad-based securities index, the S&P Global Broad Market Index (Net).
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Fund also compares its performance to a blended benchmark, as a secondary benchmark, consisting of a 60% weighting in the S&P Global Broad Market Index (Net) and a 40% weighting in the Bank of America Merrill Lynch 1-10 Year AAA-A US Corporate & Government Index (Net) (the “Blended Index”).
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (for calendar years ended December 31st)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a quarter was 11.13% (quarter ended 9/30/2009) and the lowest return for a quarter was (15.12)% (quarter ended 12/31/2008).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.13%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.12%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or income taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rate, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to tax-exempt investors or those who hold Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Fund Return After Taxes on Distributions and Sale of Shares may be higher than other return figures when a capital loss occurs upon the redemption of Fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rate, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to tax-exempt investors or those who hold Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts. The Fund Return After Taxes on Distributions and Sale of Shares may be higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended 12/31/2014)
S&P Global Broad Market Index (Net) (reflects no deduction for fees, expenses or income taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.85%
5 Years	rr_AverageAnnualReturnYear05	9.46%
Since Inception	rr_AverageAnnualReturnSinceInception	3.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 28, 2007
Blended Index (Net) (reflects no deduction for fees, expenses or income taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.62%
5 Years	rr_AverageAnnualReturnYear05	7.24%
Since Inception	rr_AverageAnnualReturnSinceInception	3.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 28, 2007
Old Westbury Strategic Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.03%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.42%	[1],[2]
Less Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.30%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	132
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	415
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	743
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,672
Annual Return 2008	rr_AnnualReturn2008	(34.03%)
Annual Return 2009	rr_AnnualReturn2009	21.26%
Annual Return 2010	rr_AnnualReturn2010	16.20%
Annual Return 2011	rr_AnnualReturn2011	(7.06%)
Annual Return 2012	rr_AnnualReturn2012	15.07%
Annual Return 2013	rr_AnnualReturn2013	11.04%
Annual Return 2014	rr_AnnualReturn2014	3.90%
1 Year	rr_AverageAnnualReturnYear01	3.90%
5 Years	rr_AverageAnnualReturnYear05	7.47%
Since Inception	rr_AverageAnnualReturnSinceInception	1.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 28, 2007
Old Westbury Strategic Opportunities Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.30%
5 Years	rr_AverageAnnualReturnYear05	5.42%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.03%)
Old Westbury Strategic Opportunities Fund | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.01%
5 Years	rr_AverageAnnualReturnYear05	5.13%
Since Inception	rr_AverageAnnualReturnSinceInception	0.72%

[1]	Total Annual Fund Operating Expenses will not agree to the ratio of expenses to average net assets before expense waivers in the Fund's Financial Highlights, as the Financial Highlights reflect actual direct operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[2]	Bessemer Investment Management LLC (the "Adviser") has contractually committed through October 31, 2017 to waive its advisory fees to the extent necessary to maintain the net operating expense ratio of the Fund, excluding Fund transaction costs, investment interest expense, dividend expenses associated with securities sold short and Acquired Fund Fees and Expenses (if any), at 1.20%. This commitment may be changed or terminated at any time with the approval of the Board of Directors.